Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [Abstract]
Cash and cash equivalents
8. Cash and cash equivalents

	Year ended December 31,
	2025	2024
	$’000	$’000
Cash at bank and in hand	30,972	28,577
Cash equivalents	215,279	72,214
	246,251	100,791

During the year ended December 31, 2025, proceeds of $19.6 million (2024: $38.0 million) were received from the sale of other financial assets which were used to fund operating activities of the Group.